COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Net income (loss)	$ (28,107)	$ (15,007)	$ (3,673)	[1]	$ 5,267	$ (25,642)	$ (15,220)	$ (458)	$ 2,063	$ (70,892)	[2]	$ (39,055)	$ (84,507)	$ 27,667
Foreign currency translation adjustment	(768)					663
Comprehensive (loss) income	$ (28,875)					$ (24,979)						$ (39,323)	$ (91,798)	$ 28,566

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.